Vessels, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessel impairment charge	$ 2,282		$ 3,998
Impairment loss charged against vessels, net			3,392
Impairment loss charged against deferred charges, net			606
Level 2 [Member]
Vessel impairment charge	2,282		3,998
Vessels [Member]
Impairment loss charged against vessels, net	$ 2,282		$ 3,392